Investment Objectives and Goals - GlacierShares Arctic Circle ETF	Sep. 23, 2025
Prospectus [Line Items]
Risk/Return [Heading]	GlacierShares Arctic Circle ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The GlacierShares Arctic Circle ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of an index composed of equity securities of companies whose headquarters are located near or in the Arctic Circle.